Cost Reduction Initiatives (Tables)	12 Months Ended
Dec. 31, 2011
Cost Reduction Initiatives (Tables)
Remaining Accrual
Total
(in millions)
Balance as of December 31, 2010	$17
Incurred	-
Settled	(15)
Adjustments	(2)
Balance as of December 31, 2011	$-